Gains/(losses) on financial assets and liabilities (net) (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	$ 2,854	$ 1,484	$ 3,458
Fair value hedges
Financial instruments
Fair value hedge - hedged items	731	(606)	341
Fair value hedge - hedging derivative instruments	(667)	474	(117)
Cash flow hedges
Financial instruments
Cash flow hedge inefficiency	(2)	(2)	2
Financial instruments held for trading, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total			3,223
Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	2,709	1,687
Available-for-sale financial instruments, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	85	(69)	9
Hedging derivatives, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	60	(134)	226
Fair value hedge - hedged items	731	(606)	341
Fair value hedge - hedging derivative instruments	(667)	474	(117)
Cash flow hedge inefficiency	(4)	(2)	2
Debt instruments. | Financial instruments held for trading, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total			494
Debt instruments. | Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	260	166
Equity instruments. | Financial instruments held for trading, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total			29
Equity instruments. | Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	71	35
Trading derivatives | Financial instruments held for trading, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total			2,736
Trading derivatives | Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	2,459	1,482
Other financial instruments | Financial instruments held for trading, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total			$ (36)
Other financial instruments | Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	$ (81)	$ 4